Summary Prospectus June 28, 2015 Bright Rock Mid Cap Growth Fund Institutional Class Shares (BQMGX) Investor Class Shares (BQMIX) www.brightrockfunds.com

Before you invest, you may want to review the Fund’s statutory prospectus and statement of additional information, which contain more information about the Fund and its risks.  The current statutory prospectus and statement of additional information dated June 28, 2015 are incorporated by reference into this Summary Prospectus.  You can find the Fund’s statutory prospectus, statement of additional information and other information about the Fund online at http://www.brightrockfunds.com/literature.html.  You can also get this information at no cost by calling   1-866-273-7223 or by sending an email request to info@brightrockcap.com.

Investment Objective
The investment objective of the Bright Rock Mid Cap Growth Fund (the “Mid Cap Growth Fund” or the “Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Investor Class Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.54%	0.54%
Total Annual Fund Operating Expenses(1)	1.29%	1.54%
Fee Waiver and/or Expense Reimbursement	-0.04%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.25%	1.50%

(1)
Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements of Expenses found within the “Financial Highlights” section of the Prospectus, because the “Financial Highlights” includes only the direct operating expenses incurred by the Fund and excludes Acquired Fund Fees and Expenses.

(2)
Pursuant to an operating expense limitation agreement between the Fund’s investment adviser, Bright Rock Capital Management, LLC (the “Adviser”), and the Fund, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.25% and 1.50% of the Fund’s average net assets for Institutional Class shares and Investor Class shares, respectively, through June 28, 2016.  The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fees waived and/or expense payments made in the prior three fiscal years, subject to the expense cap.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The operating expense limitation agreement discussed in the table above is reflected only through June 28, 2016.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$127	$405	$704	$1,553
Investor Class	$153	$483	$836	$1,831

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with medium-sized market capitalizations (“mid-cap companies”).  The Fund defines mid-cap companies as those companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of investment.  As of May 30, 2015, the market capitalization range of companies in the Russell Midcap® Growth Index was between $820 million and $38 billion.

The Fund seeks to achieve its investment objective by investing primarily in common stocks of mid-cap U.S. companies.  Equity securities in which the Fund may invest also include preferred stocks, convertible debt securities, and other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities of mid-cap companies.  In addition to U.S. companies, the Fund may invest up to 25% of its net assets in securities of foreign mid-cap companies that are traded in the U.S., including companies located in emerging markets, as well as American Depositary Receipts (“ADRs”).  To a limited extent, the Fund may sell securities short and may use derivative instruments, including options and futures contracts.  The Fund may also engage in securities lending to earn income.

In selecting investments for the Fund, the Adviser seeks to identify companies with attractive earnings growth prospects.  Investments for the Fund’s portfolio are selected by applying the Adviser’s disciplined, bottom-up fundamental research process, which takes into account a company’s history of earnings stability and growth; proprietary products, processes and/or services; leadership or competitive positions in the market or industry; balance sheet strength; and experience of management teams.  The Adviser may sell an investment in the Fund’s portfolio when the investment no longer meets the Adviser’s criteria for investments with strong growth potential or when a more attractive investment opportunity arises.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

•
Management Risk.  Investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•
Equity Market Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

•	Preferred Stock Risk. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.
•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
•
Mid-Cap Company Risk.  Mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid-cap stocks may be more volatile than the stocks of larger companies.

•
Shares of Other Investment Companies Risk.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk.  There are risks related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.

•
Foreign Securities Risk.  The risks of investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign stocks and securities may be subject to foreign withholding taxes.

•
Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Options and Futures Risk.  Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed.  In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

•
Short Sale Risk.  Short sale strategies are riskier than long investment strategies.  Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
Securities Lending Risk.  The Fund may lend its portfolio securities to brokers, dealers and financial institutions under agreements which require that the loans be secured continuously by collateral, typically cash, which the Fund will invest during the term of the loan.  The risk in lending portfolio securities, as with other extensions of credit, consists of potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  The Fund also bears the risk that the value of investments made with collateral posted for the loan may decline.

•
Not a Bank Deposit.  Investments by any investors in the Fund are not bank deposits, are not guaranteed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The bar chart demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.  The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at http://www.brightrockfunds.com/literature.html or by calling the Fund at 1-866-273-7223 (toll free).

Calendar Year Total Return as of December 31*

* The returns shown in the bar chart are for Institutional Class shares of the Fund.  Investor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

The Fund’s calendar year-to-date return as of March 31, 2015 was 7.31%.  During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.01% for the quarter ended March 31, 2012, and the lowest quarterly return was -22.65% for the quarter ended September 30, 2011.

Average Annual Total Returns
(for the Periods Ended December 31, 2014)
		Since Inception
	1 Year	(5/26/10)
Institutional Class Shares
Return Before Taxes	5.31%	11.18%
Return After Taxes on Distributions	3.19%	10.09%
Return After Taxes on Distributions and Sale of Fund Shares	4.65%	8.81%
Investor Class Shares
Return Before Taxes	5.55%	11.68%
Russell Midcap® Growth Index	11.90%	18.31%
(reflects no deduction for fees, expenses or taxes)

Institutional Class shares of the Fund commenced operations on May 26, 2010.  Investor Class shares of the Fund commenced operations on January 17, 2012.  Performance shown for Investor Class shares prior to its inception (Since Inception column) reflects the performance of Institutional Class shares, adjusted to reflect Investor Class expenses.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns shown are not relevant to shareholders who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  After-tax returns are shown only for the Institutional Class shares.  The after-tax returns for Investor Class shares will vary. In certain cases, the figure representing “Returns After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures in the table. A higher after-tax return results when a capital loss occurs and provides an assumed tax benefit to the investor.

Management
Investment Adviser
Bright Rock Capital Management, LLC is the Fund’s investment adviser.

Portfolio Managers
Douglas S. Butler, CFA, CFP, Jason R. Lilly, CFA, CFP, and David B. Smith, CFA, each a Portfolio Manager of the Adviser, have served as the portfolio managers of the Fund since June, 2012.

Purchase and Sale of Fund Shares
You may purchase or redeem shares  by mail (Bright Rock Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), by wire or by telephone at 1-866-273-7223.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial amount of investment in the Fund and exchanges into a Fund from another fund in the Bright Rock Funds family is $100,000 for Institutional Class shares and $5,000 for Investor Class shares.  Subsequent investments in Institutional Class shares and Investor Class shares for all types of accounts may be made with a minimum investment amount of $5,000 or $1,000, respectively.

Tax Information
The Fund’s distributions will be taxed as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.